Cover	Dec. 17, 2025
Cover [Abstract]
Entity Registrant Name	AI TECHNOLOGY GROUP INC.
Entity Central Index Key	0001289047
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Dec. 17, 2025
Entity File Number	000-1289047
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-1044677
Entity Address Address Line 1	50 W. Liberty Street
Entity Address Address Line 2	Suite 880
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	394-7440
Amendment Description	Explanatory Note: AI Technology Group Inc. is filing this Amendment No. 1 to its Current Report on Form 8-K (this “Amendment”), originally filed with the Securities Exchange Commission (the “SEC”) on December 17, 2025 (the “Original 8-K”), to replace an incorrect version of the Share Exchange Agreement filed as Exhibit 2.1. The correct version of the Share Exchange Agreement, which is the version amended, executed and delivered among the parties thereto, is filed as Exhibit 10.1 hereto and supersedes and replaces in its entirety Exhibit 2.1 to the Original 8-K. This Amendment amends or changes the defined term “AVM” to “AVMN” from the information previously disclosed in the Original Form 8-K. Further, the Company has amended Item 2.01 to amend its Convertible Debentures amounted to $1,587,00, an increase of $462,000, convertible into 634,800 common shares of the Corporation, an increase of 50,000 shares of common stock.
Entity Address Postal Zip Code	89501